UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release no. 32722/July 3, 2017
_____________________________________________
___
In the Matter of :
:
Franklin Fund Allocator Series :
Franklin Advisers, Inc. :
Franklin Templeton Distributors, Inc. :
:
One Franklin Parkway :
San Mateo, CA 94403 :
:
(812-14611) :
_____________________________________________
___:
ORDER UNDER SECTION 12(d)(1)(J) OF THE
INVESTMENT COMPANY ACT OF
 1940 GRANTING AN EXEMPTION FROM SECTIONS
12(d)(1)(A), (B), AND
 (C) OF THE ACT, UNDER SECTIONS 6(c) AND 17(b) OF
THE ACT
GRANTING AN EXEMPTION FROM SECTION 17(a) OF
THE ACT, AND UNDER
 SECTION 6(C) OF THE ACT FOR AN EXEMPTION FROM
RULE 12d1-2(a)
UNDER THE ACT
Franklin Fund Allocator Series, Franklin Advisers, Inc.,
and
 Franklin Templeton Distributors, Inc. filed an
application
on February 9, 2016, and an amendment to the
application on
May 23, 2017, requesting an order under section
12(d)(1)(J)
of the Investment Company Act of 1940 (the "Act")
granting
 an exemption from sections 12(d)(1)(A), (B), and (C) of
the
 Act, under sections 6(c) and 17(b) of the Act granting
an
exemption from section 17(a) of the Act, and under
section
6(c) of the Act for an exemption from rule 12d1-2(a)
under
the Act. The order would permit (a) certain registered
open-end
management investment companies that operate as
"funds of funds"
 to acquire shares of certain registered open-end
management
 investment companies, registered closed-end
management investment
 companies, "business development companies," as
defined by section
 2(a)(48) of the Act, and registered unit investment
trusts that
 are within and outside the same group of investment
companies as
 the acquiring investment companies and (b) certain
registered
 open-end management investment companies relying
on rule 12d1-2
 under the Act to invest in certain financial instruments.
On June 5, 2017, a notice of the filing of the application
was
issued (Investment Company Act Release No. 32669).
The notice
 gave interested persons an opportunity to request a
hearing
 and stated that an order granting the application would
be
issued unless a hearing was ordered. No request for a
hearing
 has been filed, and the Commission has not ordered a
hearing.
2
The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in and consistent with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.
It is also found that the terms of the proposed transactions are reasonable and fair and do not involve overreaching, and the proposed transactions are consistent with the policies of each registered investment company concerned and with the
 general purposes of the Act.
Accordingly,
IT IS ORDERED, that the relief requested under section
12(d)(1)(J)
 of the Act from sections 12(d)(1)(A), (B), and (C) of the Act, under sections 6(c) and 17(b) of the Act from section
17(a) of
the Act, and under section 6(c) of the Act for an exemption from rule 12d1-2(a) under the Act by Franklin Fund Allocator
Series,
et al. (File No. 812-14611) is granted, effective immediately, subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment
Management,
 under delegated authority.

Eduardo Aleman
Assistant Secretary